Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Edgar Lomax Value Fund
Shareholder Report [Line Items]
Fund Name	Edgar Lomax Value Fund
Class Name	Edgar Lomax Value Fund
Trading Symbol	LOMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Edgar Lomax Value Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.edgarlomax.com/documents. You can also request this information by contacting us at 1-866-205-0524.
Additional Information Phone Number	1-866-205-0524
Additional Information Website	https://www.edgarlomax.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Edgar Lomax Value Fund	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2025, the Fund gained 10.91% while the S&P 500 and S&P 500 Value Indexes returned 21.45% and 9.35%, respectively. The Fund invests all of its assets in Domestic Large-cap Value stocks. Below you will find a description of some of the factors that drove the performance of the benchmarks and the Fund.
WHAT FACTORS INFLUENCED PERFORMANCE
During the 12 months ended October 31, Investors continued to pursue what has become known as the “risk on” trade—buying the “Magnificent 7” names like Nvidia in such a frenzy that they accounted for most of the S&P 500’s rise during the period—resulting in “value” stocks, such as those with higher dividend yields, underperforming their “growth” counterparts. For an illustration of this phenomenon, please see the discussion under “PERFORMANCE” below.
POSITIONING
We are proud of our “traditional value” focus on finding businesses—as opposed to stocks—that have performed well (i.e., consistently earned satisfactory profits) over extended periods, and whose stock prices are cheap simply because others have overlooked them in favor of the latest “hot” issues. Thus, we are very comfortable with your portfolio’s potential for future outperformance (with less downside risk), as evidenced by its dividend yield of 3.14% (30 Day SEC yield: 2.73% subsidized and 2.42% unsubsidized, respectively) versus S&P 500 and S&P Value respective dividend yields of 1.15% and 1.89%.

The market’s periodic focus on varying investment styles in any given month or quarter does not change the solid fundamental foundation upon which the Fund’s portfolio was built.   For example, the Fund’s holdings have relatively-stable earnings, modest debt levels and above-average dividend yields (with long histories of dividend payments), which we believe should benefit the Fund over the long term—particularly during the inevitable future recession, when defensive attributes become essential.

Top Contributors
↑	International Business Machines Corp., Citigroup, Inc., Goldman Sachs Group, Inc.

Top Detractors
↓	Dow, Inc., UnitedHealth Group, Inc., Texas Instruments, Inc.
PERFORMANCE
For much of the last fiscal year, investment funds continued flowing primarily to large-cap “growth” stocks. For an illustration of this during the year, we can look at the quarter ended October 31, where we saw how the market’s narrow focus on a few mega-cap “growth” companies mostly continued and, generally, pulled “value” stocks with growthier features along with them. For example:   the quarterly return for the S&P 500 index was 8.23%, but the Magnificent 7 [Nvidia, Microsoft, Apple, Amazon, Alphabet (Google), Meta Platforms (Facebook) and Tesla] pushed the index up 4.70% with the other 493 stocks (also known as the “S&P 493”) only contributing the remaining 3.53%. Meanwhile, the S&P 500 Value subindex rose 6.45% while the top 25% of the index in terms of dividend yield (often considered more “value”
leaning) returned only 0.09%. In this environment, the Fund’s portfolio gained 6.06% during the quarter. Despite the narrow focus of “growth” stocks driving the performance of the indexes during most of the fiscal year, the Fund outperformed the S&P 500 Value during the entire 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Edgar Lomax Value Fund	10.91	14.30	9.78
S&P 500 TR	21.45	17.64	14.64
S&P 500 Value (TR)	9.35	16.06	11.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.edgarlomax.com/documents for more recent performance information.
Net Assets	$ 99,599,830
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 38,554
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$99,599,830
Number of Holdings	53
Net Advisory Fee	$38,554
Portfolio Turnover	35%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
CVS Health Corp.	5.5%
Johnson & Johnson	4.9%
International Business Machines Corp.	4.2%
Verizon Communications, Inc.	4.1%
Merck & Co., Inc.	3.8%
Coca-Cola Co.	3.8%
Citigroup, Inc.	3.8%
FedEx Corp.	3.7%
Morgan Stanley	3.4%
Mondelez International, Inc.	3.3%

Top Sectors	(% of Net Assets)
Manufacturing	44.7%
Finance and Insurance	17.9%
Retail Trade	8.4%
Information	8.3%
Transportation and Warehousing	6.2%
Utilities	5.9%
Mining, Quarrying, and Oil and Gas Extraction	3.5%
Accommodation and Food Services	1.8%
Real Estate and Rental and Leasing	0.9%
Cash & Other	2.4%

Updated Prospectus Web Address	https://www.edgarlomax.com/documents